787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

December 6, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc. (the “Fund”)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing with the Securities and Exchange Commission the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganizations of Tax-Aware Overlay C Portfolio and Tax-Aware Overlay N Portfolio with and into Tax-Aware Overlay B Portfolio, each a series of the Fund.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8609.

Very truly yours,

/s/ Christine Y. Sun
Christine Y. Sun

Enclosures

cc:	Richard Leahy, AllianceBernstein L.P. Nancy E. Hay, AllianceBernstein L.P. P. Jay Spinola, Willkie Farr & Gallagher LLP Mohamed Elbarkatawy, Willkie Farr & Gallagher LLP

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